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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22858

WST Investment Trust

(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 515-4626

Date of fiscal year end:      August 31, 2015

Date of reporting period:    November 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WST ASSET MANAGER - U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS — 98.9%	Shares	Value

Guggenheim S&P 500® Equal Weight Consumer Staples ETF	12,885	$1,360,912
Guggenheim S&P 500® Equal Weight Health Care ETF	45,405	6,498,364
Guggenheim S&P 500® Equal Weight Industrials ETF	14,970	1,352,539
Guggenheim S&P 500® Equal Weight Technology ETF	14,810	1,355,411
Guggenheim S&P 500® Equal Weight Utilities ETF	17,585	1,365,827
iShares Floating Rate Bond ETF	10,575	536,152
PIMCO Total Return Exchange-Traded Fund	9,790	1,066,425

Total Exchange-Traded Funds (Cost $12,456,778)		$13,535,630

MONEY MARKET FUNDS — 5.0%	Shares	Value

Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	231,927	$231,927
First American Treasury Obligations Fund - Class Z, 0.00% (a)	225,106	225,106
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (a)	225,106	225,106

Total Money Market Funds (Cost $682,139)		$682,139

Total Investments at Value — 103.9% (Cost $13,138,917)		$14,217,769

Liabilities in Excess of Other Assets — (3.9%)		(534,934)

Net Assets — 100.0%		$13,682,835

(a)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

WST ASSET MANAGER - U.S. BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

MONEY MARKET FUNDS — 98.9%	Shares	Value

Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	17,099,030	$17,099,030
First American Treasury Obligations Fund - Class Z, 0.00% (a)	16,596,118	16,596,118
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (a)	16,596,118	16,596,118

Total Money Market Funds (Cost $50,291,266)		$50,291,266

Other Assets in Excess of Liabilities — 1.1%		575,225

Net Assets — 100.0%		$50,866,491

(a)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2014 (Unaudited)

1.	Securities Valuation

Portfolio securities of WST Asset Manager – U.S. Equity Fund and WST Asset Manager  – U.S. Bond Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  The pricing and valuation of each portfolio’s securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Board”) of WST Investment Trust.  In determining the value of the Funds’ assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded.  The Funds normally use third party pricing services to obtain market quotations.  Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board.  Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ net asset value per share (“NAV”) calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAV.  In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of November 30, 2014:

WST Asset Manager - U.S. Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$13,535,630	$-	$-	$13,535,630
Money Market Funds	682,139	-	-	682,139
Total	$14,217,769	$-	$-	$14,217,769

WST Asset Manager - U.S. Bond Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Money Market Funds	$50,291,266	$-	$-	$50,291,266
Total	$50,291,266	$-	$-	$50,291,266

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of November 30, 2014, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of November 30, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2014:

	WST Equity Fund	WST Bond Fund

Tax cost of portfolio investments	$13,138,917	$50,291,266

Gross unrealized appreciation	$1,098,488	$-
Gross unrealized depreciation	(19,636)	-

Net unrealized appreciation on portfolio investments	$1,078,852	$-

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Investment in Other Investment Companies

The securities in which each Fund invests, as well as the risks associated with these securities, are described in the Funds’ prospectus.  Among these risks are those associated with investments in exchange-traded funds (“ETF”).  Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value.  This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Accordingly, there may be times when an ETF trades at a premium (creating the risk that a Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that a Fund receives less than NAV when selling an ETF).  Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, an ETF in which a Fund invests may incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance.  To the extent that a Fund invests in ETFs, there will be some duplication of expenses because a Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.  As of November 30, 2014, WST Asset Manager – U.S. Equity Fund had 98.9% of the value of its net assets invested in ETFs.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.  As of November 30, 2014, WST Asset Manager – U.S. Bond Fund had 98.9% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.  As of November 30, 2014, the WST Asset Manager - U.S. Equity Fund had 47.5% of the value of its net assets invested in an ETF that is concentrated in the Health Care sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	December 30, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 30, 2014

* Print the name and title of each signing officer under his or her signature.